CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS - OPERATING ACTIVITIES
Loss	$ (2,026)	$ (9,221)	$ (60,614)
Adjustments required to reflect net cash used in operating activities (see appendix below)	(6,048)	(34,652)	38,006
Net cash used in operating activities	(8,074)	(43,873)	(22,608)
CASH FLOWS - INVESTING ACTIVITIES
Investments in short-term deposits	(36,644)	(26,350)	(47,588)
Maturities of short-term deposits	28,126	55,778	49,329
Purchase of property and equipment	(25)	(53)	(116)
Purchase of intangible assets	(2)	(1)	(181)
Net cash provided by (used in) investing activities	(8,545)	29,374	1,444
CASH FLOWS - FINANCING ACTIVITIES
Issuance of share capital, pre-funded warrants and warrants, net of issuance costs	13,894	16,357	14,089
Exercise of warrants	0	0	2,928
Employee stock options exercised	0	22	27
Proceeds from long-term loan, net of issuance costs	0	19,223	0
Repayments of loan	(4,498)	(14,433)	(1,543)
Repayments of lease liabilities	(512)	(511)	(445)
Net cash provided by financing activities	8,884	20,658	15,056
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(7,735)	6,159	(6,108)
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	10,436	4,255	10,587
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	549	22	(224)
CASH AND CASH EQUIVALENTS - END OF YEAR	3,250	10,436	4,255
Income and expenses not involving cash flows:
Depreciation and amortization	523	4,065	1,384
Loss on disposal of property and equipment	25	0	0
Exchange differences on cash and cash equivalents	(549)	(22)	224
Fair value adjustments of warrants	(8,599)	(18,965)	11,054
Share-based compensation	396	1,135	2,321
Interest and exchange differences on short-term deposits	18	185	15
Interest on loan	0	(1,126)	1,148
Warrant issuance costs	702	669	0
Exchange differences on lease liabilities	177	(31)	(42)
Intangible assets impairment	0	1,010	6,703
Loss on abandonment of right-of-use asset	0	246	0
Total income and expense not involving cash flows	(7,307)	(12,834)	22,807
Changes in operating asset and liability items:
Decrease (increase) in trade receivables	2,430	(2,118)	(358)
Decrease (increase) in inventory	997	(1,192)	(1,953)
Decrease (increase) in prepaid expenses and other receivables	1,310	(43)	(959)
Increase (decrease) in accounts payable and accruals	(3,478)	(5,508)	5,512
Increase (decrease) in contract liabilities	0	(12,957)	12,957
Total change in operating asset and liability	1,259	(21,818)	15,199
Total adjustments required to reflect net cash used in operating activities	(6,048)	(34,652)	38,006
Supplementary information on investing and financing activities not involving cash flows:
Supplemental information on interest received in cash	1,153	1,992	2,020
Supplemental information on interest paid in cash	1,268	10,387	1,111
Supplemental information on non-cash transactions:
Changes in right-of-use asset and lease liabilities	(57)	327	149
Fair value of exercised warrants (portion related to accumulated fair value adjustments)	0	0	3,631
Intangible asset acquired in connection with GLIX1 collaboration transaction	$ 6,000	$ 0	$ 0